Leases (By Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 25,310	$ 29,742
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	25,310	29,742
Israel
Leases [Abstract]
Operating lease right-of-use assets	16,074	18,782
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	16,074	18,782
UNITED STATES
Leases [Abstract]
Operating lease right-of-use assets	9,236	10,960
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 9,236	$ 10,960